UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2009

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.


Schedule of Investments
3/31/2009 (unaudited)

Common Stock Sector                                         Market          Percent of
                                        Number of           Value           Net
Name of Issuer                          Shares             (Note B)         Assets
---------------------------------------------------------------------------------------

Consumer Discretionary
------------------------------------------------------------------------
Lowe's Companies, Inc.                    31,000              $ 565,750
McDonald's Corp.*                         31,500              1,718,955
Nike, Inc.                                32,600              1,528,614
                                                        ----------------
                                                              3,813,319      5.38%


Consumer Staples
------------------------------------------------------------------------
Costco Wholesale Corp.                    26,750              1,239,060
CVS Caremark Corp.*                       58,630              1,611,739
Nestle SA*                                54,000              1,811,700
PepsiCo, Inc.*                            33,900              1,745,172
Procter & Gamble Co.*                     36,300              1,709,367
                                                        ----------------
                                                              8,117,038     11.46%

Energy
------------------------------------------------------------------------
Apache Corp.                              19,500              1,249,755
Chevron Corp.*                            25,700              1,728,068
ConocoPhillips                            29,600              1,159,136
EnCana Corp.                              26,600              1,080,226
Exxon Mobil Corp.*                        22,582              1,537,834
Occidental Petroleum Corp.                17,000                946,050
Schlumberger Ltd.                         35,000              1,421,700
                                                        ----------------
                                                              9,122,769     12.88%

Financials
------------------------------------------------------------------------
CME Group, Inc.                            5,150              1,268,909
Eaton Vance Corp.*                       104,600              2,390,110
Goldman Sachs Group                       15,400              1,632,708
JPMorgan Chase & Co.                      32,500                863,850
Northern Trust Corp.                      20,000              1,196,400
T. Rowe Price Group, Inc.*                63,700              1,838,382
                                                        ----------------
                                                              9,190,359     12.97%


Health Care
------------------------------------------------------------------------
Amgen, Inc.^                              24,000              1,188,480
Celgene Corp.^                            17,500                777,000
Gilead Sciences, Inc.*^                   35,900              1,662,888
Hologic, Inc.^                           106,780              1,397,750
Johnson & Johnson                         21,800              1,146,680
Stryker Corp.*                            40,300              1,371,812
Teva Pharmaceutical Industries, Ltd.      23,000              1,036,150
                                                        ----------------
                                                              8,580,760     12.11%

Industrials
------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.*       30,700              1,846,605
Danaher Corp.*                            29,900              1,621,178
Deere & Co.*                              42,550              1,398,618
Emerson Electric Co.*                     59,400              1,697,652
General Electric Co.                      86,000                869,460
Monsanto Co.                              20,400              1,695,240
United Technologies Corp.*                38,900              1,671,922
                                                        ----------------
                                                             10,800,675     15.24%

Information Technology
------------------------------------------------------------------------
Akamai Technologies, Inc.^                92,900              1,802,260
Amazon.com, Inc.^                          9,500                697,680
Apple, Inc.^                              16,650              1,750,248
Cisco Systems, Inc.^                      95,500              1,601,535
Corning, Inc.*                           154,100              2,044,907
Google, Inc., Class A*^                    5,400              1,879,524
International Business Machines Corp.     18,000              1,744,020
Itron, Inc.^                              26,900              1,273,715
Qualcomm, Inc.                            37,500              1,459,125
                                                        ----------------
                                                             14,253,014     20.12%

Materials
------------------------------------------------------------------------
BHP Billiton Ltd.                         19,000                847,400
Companhia Vale Rio Doce                   45,000                598,500
Freeport-McMoRan Copper & Gold, Inc.      19,500                743,145
                                                        ----------------
                                                              2,189,045      3.09%

Telecommunication Services
------------------------------------------------------------------------
America Movil, ADR                        34,500                934,260
American Tower Corp., Class A^            55,531              1,689,808
                                                        ----------------
                                                              2,624,068      3.70%

Utilities
------------------------------------------------------------------------
Exelon Corp.*                             34,800              1,579,572      2.23%



      Total Common Stocks (Cost-$83,351,940)               $ 70,270,619     99.18%
                                                        ----------------


Repurchase Agreement
------------------------------------------------------------------------
State Street Bank & Trust Co. Repurchase Agreement,             570,209
      0.01% due 4/1/09@

      Total Repurchase Agreement (Cost-$570,209)              $ 570,209      0.81%
                                                        ----------------



Total Investment Portfolio (Cost-$83,922,149)                70,840,828     99.99%
                                                        ----------------

Net Other Assets and Liabilities                                  7,925      0.01%
                                                        ----------------

Total Net Assets                                            $70,848,753    100.00%
                                                        ================



* All or a portion of this security is pledged to collateralize short-term borrowings, when utilized
^ Non-income producing security
@ Acquired on March 31, 2009.  Collateralized by $587,790 of market value of U.S. Government mortgage-backed securities due through 10/01/36.  The maturity value is $570,209.


In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("FAS 157"),
"Fair Value Measurements".  FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

The various inputs that may be used to determine the value of the Fund's investments are summarized in three broad levels.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The following table summarized the Fund's investment as of March 31, 2009, based on the inputs used to value them.

Valuation Inputs                                                        Investments in Securities
Level 1 - Quoted prices                                                    $70,270,619
Level 2 - Other significant observable inputs                                  570,209#
Level 3 - Significant unobservable inputs                                            0
                                                                        ---------------
Total                                                                      $70,840,828

# Repurhcase Agreement


Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual
and annual reports to shareholders.   For the first and third quarters, the
Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) ) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)        /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: May 29, 2009


By (Signature and Title)        /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: May 29, 2009




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)        /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: May 29, 2009


By (Signature and Title)        /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: May 29, 2009


Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 29, 2009              /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 29, 2009              /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)